Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	$ 163,073	$ 165,506
Less: accumulated depreciation	(154,541)	(156,444)
Total property and equipment, net	8,532	9,062
Electronic equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	150,309	152,552
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	12,764	12,954
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment